Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension Plans by Geographical Area (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Change in the fair value of plan assets:
Beginning plan assets		$ 2,585
Ending plan assets		2,439	$ 2,585
US [Member]
Change in benefit obligations:
Beginning benefit obligation		1,208	1,291
Service cost		8	6
Interest cost		39	48
Actuarial loss (gain)		27	(54)
Gross benefits paid		(120)	(83)
Currency translation adjustments and other		(3)
Ending benefit obligation		1,159	1,208
Change in the fair value of plan assets:
Beginning plan assets		1,182	1,295
Actual return on plan assets		80	(30)
Gross benefits paid		(120)	(83)
Currency translation adjustments and other		(3)
Ending plan assets		1,139	1,182
Funded status:		(20)	(26)
UK [Member]
Change in benefit obligations:
Beginning benefit obligation		1,332	1,468
Service cost		6	7
Interest cost		37	50
Actuarial loss (gain)		247	(74)
Gross benefits paid		(57)	(64)
Currency translation adjustments and other		(250)	(55)
Ending benefit obligation		1,315	1,332
Change in the fair value of plan assets:
Beginning plan assets		1,028	1,105
Actual return on plan assets		106	13
Employer contributions		25	17
Gross benefits paid		(57)	(64)
Currency translation adjustments and other		(184)	(43)
Ending plan assets		918	1,028
Funded status:		(397)	(304)
Germany [Member]
Change in benefit obligations:
Beginning benefit obligation	[1]	438	523
Service cost	[1]	3	4
Interest cost	[1]	6	8
Actuarial loss (gain)	[1]	12	(16)
Gross benefits paid	[1]	(27)	(29)
Currency translation adjustments and other	[1]	(13)	(52)
Ending benefit obligation	[1]	419	438
Change in the fair value of plan assets:
Beginning plan assets	[1]	5	5
Ending plan assets	[1]	5	5
Funded status:	[1]	(414)	(433)
Other Countries [Member]
Change in benefit obligations:
Beginning benefit obligation	[1]	303	337
Service cost	[1]	13	13
Interest cost	[1]	5	6
Plan participants’ contributions	[1]	3	3
Actuarial loss (gain)	[1]	(1)	(15)
Gross benefits paid	[1]	(17)	(14)
Plan amendments	[1]	(6)
Currency translation adjustments and other	[1]	(5)	(27)
Ending benefit obligation	[1]	295	303
Change in the fair value of plan assets:
Beginning plan assets	[1]	265	281
Actual return on plan assets	[1]	8	8
Employer contributions	[1]	10	10
Plan participants’ contributions	[1]	3	3
Gross benefits paid	[1]	(16)	(14)
Currency translation adjustments and other	[1]	(4)	(23)
Ending plan assets	[1]	266	265
Funded status:	[1]	$ (29)	$ (38)

[1]	Pension benefits in Germany and some other countries are not required to be prefunded.